Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Office (1)	Fleet Vehicles	Equipment	Total
Right-of-use asset at cost	121.9	28.5	11.1	161.5
Accumulated depreciation	(55.4)	(20.4)	(7.6)	(83.4)
Net carrying amount	66.5	8.1	3.5	78.1

Reconciliation of movements during the year
Cost, beginning of year	121.6	25.2	11.7	158.5
Accumulated depreciation, beginning of year	(44.3)	(16.1)	(6.7)	(67.1)
Net carrying amount, beginning of year	77.3	9.1	5.0	91.4

Net carrying amount, beginning of year	77.3	9.1	5.0	91.4
Additions	—	3.2	0.7	3.9
Depreciation	(10.8)	(4.2)	(1.6)	(16.6)
Lease modification	—	—	(0.6)	(0.6)
Net carrying amount, end of year	66.5	8.1	3.5	78.1
(1)A portion of the Company's office space is subleased. During the year ended December 31, 2022, the Company recorded sublease income of $3.6 million (year ended December 31, 2021 - $5.4 million) as a component of other income.

Disclosure of additional information about leasing activities for lessee

($ millions)	2022	2021
Lease liability, beginning of year	141.4	156.5
Additions	3.8	5.9
Financing	5.7	6.5
Payments on lease liability	(26.1)	(27.7)
Other	(0.7)	0.2
Lease liability, end of year	124.1	141.4
Expected to be incurred within one year	24.9	25.5
Expected to be incurred beyond one year	99.2	115.9

Disclosure of maturity analysis of finance lease payments receivable
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2022
1 year	25.5
2 to 3 years	41.3
4 to 5 years	33.6
More than 5 years	42.4
Total (1)	142.8
(1)Includes both the principal and amounts representing interest.